SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Operations by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Israeli revenues	$ 86		$ 80		$ 83
Total revenue	8,940		7,922		7,389
Israeli property and equipment, net	76		72		73
Property and equipment, net	93		96		110
East European Country [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Foreign revenues	8,637	[1]	7,498	[1]	6,770	[1]
Foreign property and equipment, net		[1]		[1]		[1]
United States[Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Foreign revenues	217		344		536
Foreign property and equipment, net	$ 17		$ 24		$ 37

[1]	Due to the demand of the customer, the name of the specific country cannot be disclosed.